Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40442
Entity Registrant Name	THE REAL BROKERAGE INC.
Entity Central Index Key	0001862461
Entity Address, Address Line One	701 Brickell Avenue
Entity Address, Address Line Two	17th Floor
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Country	US
Entity Address, Postal Zip Code	33133